Registration No. 333-98691

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre--Effective Amendment No. ____ [X] Post--Effective Amendment No. 1

(Check appropriate box or boxes)

Exact name of Registrants as Specified in Charter:

USAllianz Variable Insurance Products Trust
55 Greens Farms Road
Westport, Connecticut 06881

Registrant's Telephone Number:
 1-877-833-7113

Name and Address of Agent for Service:
Curtis Barnes
Bisys Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Copy to:
James D. Alt, Esq.
Dorsey & Whitney LLP, Suite 1500
50 South Sixth Street
Minneapolis, Minnesota 55402

PIMCO Variable Insurance Trust
840 Newport Center Drive
Newport Beach, California 92660

Registrant's Telephone Number:
 1-949-720-4700

Name and Address of Agent for Service:
R. Wesley Burns
Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, California 92660

Copy to:
Robert W. Helm, Esq.
Dechert LLP
1775 Eye Street, NW
Washington DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

This Post-Effective Amendment consists of the following:

(1)     Facing Sheet of the Registration Statement.

(2)    Part C to the Registration Statement (including signature page).

(3)    Exhibit 12 to the Registration Statement.

This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C

OTHER INFORMATION

Item 15.  Indemnification

Reference is made to Article X of the Trust Instrument of the PIMCO Variable Insurance Trust (the "Trust") (filed as Exhibit (1)(a) hereto), which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Trust by the Trust pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Trust of expenses incurred or paid by trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons of the Trust in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit it to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16.  Exhibits.
(1)(a)	Trust Instrument dated October 3, 1997.(1)
(1)(b)	Certificate of Trust dated October 3, 1997.(1)
(2)	By-Laws.(1)
(3)	Not applicable.
(4)	Form of Agreement and Plan of Reorganization.(9)
(5)	Not applicable.
(6)	Form of Investment Advisory Contract.(2)
(7)	Form of Distribution Contract.(3)
(8)	Not applicable.
(9)(a)	Form of Letter Agreement.(4)
(9)(b)	Form of Custodian Agreement.(5)
(10)	Form of Multi-Class Plan.(2)
(11)	Opinion and consent of Dechert LLP with respect to the legality of the securities being registered.(7)
(12)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.*
(13)(a)	Form of Participation Agreement.(3)
(13)(b)	Form of Services Agreement.(3)
(13)(c)	Form of Amended Expense Limitation Agreement.(6)
(14)(a)	Consent of PricewaterhouseCoopers LLP with respect to financial statements of the PIMCO Variable Insurance Trust.(8)
(14)(b)	Consent of KPMG LLP with respect to financial statements of USAllianz Variable Insurance Products Trust.(8)
(15)	Not applicable.
(16)	Not applicable.

____________________________________

*	Filed herewith.
(1)	Filed as an exhibit to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on October 3, 1997, and incorporated herein by reference.
(2)

Filed as an exhibit to Post-Effective Amendment No. 6 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on March 31, 2000, and incorporated herein by reference.

(3)

Filed as an exhibit to Pre-Effective Amendment No. 1 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on December 19, 1997, and incorporated herein by reference.

(4)

Filed as an exhibit to Pre-Effective Amendment No. 2 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on December 24, 1997, and incorporated herein by reference.

(5)

Filed as an exhibit to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of PIMCO Funds: Pacific Investment Management Series (File No. 33-12113) on November 17, 1997, and incorporated herein by reference.

(6)

Filed as an exhibit to Post-Effective Amendment No. 4 to PIMCO Variable Insurance Trust's Registration Statement on Form N-1A (File No. 333-37115) on April 30, 1999, and incorporated herein by reference.

(7)	Filed as an exhibit to PIMCO Variable Insurance Trust's Registration Statement on Form N-14 (File No. 333-98691) on August 23, 2002, and incorporated herein by reference.
(8)

Filed as an exhibit to PIMCO Variable Insurance Trust's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (File No. 333-98691) on September 26, 2002, and incorporated herein by reference.

(9)	Filed as Appendix A to PIMCO Variable Insurance Trust's Registration Statement on Form N-14 (File No. 333-98691) on August 23, 2002, and incorporated herein by reference.

Item 17.  Undertakings

(1)	The undersigned Registrants agree that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for the other items of the applicable form.
(2)	The undersigned Registrants agree that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Washington, and the District of Columbia on the 8th day of January, 2003.

PIMCO Variable Insurance Trust By: _________________________________ Name: R. Wesley Burns* Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

_________________ R. Wesley Burns*	President and Trustee	January 8, 2003

_________________ John P. Hardaway*	Treasurer (principal financial and accounting officer)	January 8, 2003

_________________ Guilford C. Babcock*	Trustee	January 8, 2003

_________________ E. Philip Cannon*	Trustee	January 8, 2003

_________________ Thomas P. Kemp*	Trustee	January 8, 2003

_________________ J. Michael Hagan*	Trustee	January 8, 2003

_________________ Brent R. Harris*	Chairman and Trustee	January 8, 2003

_________________ William J. Popejoy*	Trustee	January 8, 2003

_________________ Vern O. Curtis*	Trustee	January 8, 2003

* By:    /s/ ROBERT W. HELM
            Robert W. Helm, as attorney-in-fact

* Pursuant to powers of attorney filed with Post Effective Amendment No. 7 to Registration Statement File No. 333-37115 on January 31, 2001

 SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Golden Valley, and the state of Minnesota on the 8th day of January, 2003.
USAllianz Variable Insurance Products Trust By /s/ CHRISTOPHER PINKERTON Name: Christopher Pinkerton Title: Chairman of the Board and President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ CHRISTOPHER PINKERTON Christopher Pinkerton*	Chairman of the Board and President	January 8, 2003
/s/ TROY SHEETS Troy Sheets*	Treasurer (principal financial and accounting officer)	January 8, 2003
/s/ HARRISON CONRAD Harrison Conrad*	Trustee	January 8, 2003
/s/ ROGER A. GELFENBEIN Roger A. Gelfenbein*	Trustee	January 8, 2003
/s/ ARTHUR C. REEDS III Arthur C. Reeds III*	Trustee	January 8, 2003

 * By:   /s/ STEWART GREGG
           Stewart Gregg, as attorney-in-fact

* Pursuant to powers of attorney filed herewith.